RIGHT-OF-USE ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RIGHT-OF-USE ASSETS
Right-of-use assets.	$ 122.9	$ 111.3
Depreciation	38.7	34.4	$ 32.5
Parent
RIGHT-OF-USE ASSETS
Right-of-use assets.	17.5	15.3
Depreciation	$ 3.9	$ 3.8